ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 7 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables, consisted of the following:

	March 31, 2024	September 30, 2023
Accrued expenses	$133,296	$287,846
Service payables	246,512	202,494
Other payables	625,910	780,747
Accrued liabilities and other payables	$1,005,718	$1,271,087

Service payable represented the advertisement fee the Company collects on behalf of the media companies for customers posting the advertisement on the media channels. The Company submits the advertisement fee to media companies within a short period of time when the Company receives a service statement and invoice from the media companies. Other payables were mainly advances from customers.